Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue from subscription packages contributed	¥ 2,499	¥ 1,841	¥ 1,279